Reverse Repurchase Agreements and Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2024
Repurchase And Reverse Repurchase Agreements [Abstract]
Disclosure of detailed information about repurchase and reverse repurchase agreements

	2024		2023
	$m	$m	$m	$m
	Amortised Cost	Fair value through Profit or Loss[2]	Amortised Cost (Restated1)	Fair value through Profit or Loss (Restated1)
Reverse repurchase agreements	—	2,490.4	—	3,199.8
Repurchase agreements	—	(2,305.8)	(3,118.9)	—
	—	184.6	(3,118.9)	3,199.8
1.The prior year comparatives at amortised cost have been restated to be designated as fair value through profit or loss. The fair value and amortised cost measurement bases for 2023 were consistent and therefore there is no measurement impact of this restatement.
2.Repurchase agreements have been designated as financial liabilities at fair value through profit or loss during 2024 to reflect the fact that both assets and liabilities are managed together and therefore better reflects the economic reality, and avoids a valuation mismatch. Refer to note 3 (n) Reverse repurchase agreements, repurchase agreements, stock borrowing and stock lending for further detail.